Other Provisions - Summary of Other Provisions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions, beginning balance	£ 1,265
Exchange adjustments	44
Charge for the year	724
Reversed unused	(172)
Unwinding of discount	15
Utilised	(444)
Reclassifications and other movements	12
Transfer to Pension obligations	(21)
Other provisions, ending balance	1,423
To be settled within one year		£ 732	£ 629
To be settled after one year		691	636
Other provisions	1,265	1,423	1,265
Legal and other disputes [member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	186
Exchange adjustments	13
Charge for the year	119
Reversed unused	(2)
Unwinding of discount	2
Utilised	(98)
Reclassifications and other movements	(1)
Transfer to Pension obligations	0
Other provisions, ending balance	219
To be settled within one year		156
To be settled after one year		63
Other provisions	186	219	186
Major Restructuring Programmes [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	504
Exchange adjustments	17
Charge for the year	450
Reversed unused	(99)
Unwinding of discount	4
Utilised	(226)
Reclassifications and other movements	12
Transfer to Pension obligations	(21)
Other provisions, ending balance	641
To be settled within one year		362
To be settled after one year		279
Other provisions	504	641	504
Employee Related Provisions [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	304
Exchange adjustments	9
Charge for the year	105
Reversed unused	(25)
Unwinding of discount	0
Utilised	(41)
Reclassifications and other movements	(2)
Transfer to Pension obligations	0
Other provisions, ending balance	350
To be settled within one year		145
To be settled after one year		205
Other provisions	304	350	304
Other Provision [Member]
Disclosure of other provisions [line items]
Other provisions, beginning balance	271
Exchange adjustments	5
Charge for the year	50
Reversed unused	(46)
Unwinding of discount	9
Utilised	(79)
Reclassifications and other movements	3
Transfer to Pension obligations	0
Other provisions, ending balance	213
To be settled within one year		69
To be settled after one year		144
Other provisions	£ 271	£ 213	£ 271